Statutory Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statutory Reserves (Textual)
Statutory reserves, description	The Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital.
Statutory reserves	$ 2,267,219	$ 1,765,711